Document and Entity Information	0 Months Ended
May 12, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 12, 2014
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	May 12, 2014
Document Effective Date	May 12, 2014
Prospectus Date	Oct. 01, 2013
Blue Chip Growth Fund | Blue Chip Growth Fund
Risk/Return:
Trading Symbol	VCBCX
Broad Cap Value Income Fund | Broad Cap Value Income Fund
Risk/Return:
Trading Symbol	VBCVX
Core Equity Fund | Core Equity Fund
Risk/Return:
Trading Symbol	VCCEX
Dividend Value Fund | Dividend Value Fund
Risk/Return:
Trading Symbol	VCIGX
Growth Fund | Growth Fund
Risk/Return:
Trading Symbol	VCULX
Growth & Income Fund | Growth & Income Fund
Risk/Return:
Trading Symbol	VCGAX
International Growth Fund | International Growth Fund
Risk/Return:
Trading Symbol	VCINX
Mid Cap Strategic Growth Fund | Mid Cap Strategic Growth Fund
Risk/Return:
Trading Symbol	VMSGX
Nasdaq-100® Index Fund | Nasdaq-100 Index Fund
Risk/Return:
Trading Symbol	VCNIX
Small Cap Aggressive Growth Fund | Small Cap Aggressive Growth Fund
Risk/Return:
Trading Symbol	VSAGX
Small Cap Fund | Small Cap Fund
Risk/Return:
Trading Symbol	VCSMX
Small Cap Special Values Fund | Small Cap Special Values Fund
Risk/Return:
Trading Symbol	VSSVX
Small-Mid Growth Fund | Small-Mid Growth Fund
Risk/Return:
Trading Symbol	VSSGX
Value Fund | Value Fund
Risk/Return:
Trading Symbol	VAVAX